Pension and Postretirement Benefit Plans and Defined Contribution Plans - Plan Assets (Details) - USD ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	$ 494	[1]	$ 458	[1]	$ 622
Assets Measured at NAV	[1],[3]			0
Postretirement Benefits Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	494		458
Postretirement Benefits Plan [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0		0
Postretirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]			0
Postretirement Benefits Plan [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0		0
Postretirement Benefits Plan [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0		0
Assets Measured at NAV	[1],[3]			0
Postretirement Benefits Plan [Member] | Equity Securities [Member] | Level 1 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Equity Securities [Member] | Level 1 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]			0
Postretirement Benefits Plan [Member] | Equity Securities [Member] | Level 2 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Equity Securities [Member] | Level 3 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0		0
Postretirement Benefits Plan [Member] | Corporate debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]			0
Postretirement Benefits Plan [Member] | Corporate debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Corporate debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]			0
Postretirement Benefits Plan [Member] | Government and Agency Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0		0
Postretirement Benefits Plan [Member] | Government and Agency Obligations [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Government and Agency Obligations [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Government and Agency Obligations [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0
Postretirement Benefits Plan [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0		0
Assets Measured at NAV	[1],[3]			0
Postretirement Benefits Plan [Member] | Fixed Income Commingled Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]			0
Postretirement Benefits Plan [Member] | Fixed Income Commingled Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Fixed Income Commingled Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[5]	0		0
Assets Measured at NAV	[1],[3],[5]			0
Postretirement Benefits Plan [Member] | Partnership Interest [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4],[5]	0		0
Postretirement Benefits Plan [Member] | Partnership Interest [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4],[5]	0		0
Postretirement Benefits Plan [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	494		458
Postretirement Benefits Plan [Member] | Insurance Contracts [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0
Postretirement Benefits Plan [Member] | Insurance Contracts [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	494		458
Postretirement Benefits Plan [Member] | Insurance Contracts [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]			0
Postretirement Benefits Plan [Member] | Other Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0	[6]	0	[7]
Assets Measured at NAV	[1],[3],[7]			0
Postretirement Benefits Plan [Member] | Other Commingled Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0	[6]	0	[7]
Postretirement Benefits Plan [Member] | Other Commingled Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0	[6]	0	[7]
Postretirement Benefits Plan [Member] | Other Commingled Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0	[6]	0	[7]
United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[8]	14,284		12,556		11,633
Assets Measured at NAV	[3]	2,889		2,615
United States [Member] | Pension Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	4,238		4,049
United States [Member] | Pension Plan [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	7,153		5,891
United States [Member] | Pension Plan [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	4		1
United States [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		655		672
United States [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	115		92
United States [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	540		580
United States [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		253		144
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4,157		3,970
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,194		1,062
Assets Measured at NAV	[3]	392		290
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 1 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	4,118		3,943
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 1 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 2 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	38		27
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 2 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	802		772
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 3 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1	[4]	0
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 3 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4,250		3,232
United States [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	5		14
United States [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4,242	[4]	3,217
United States [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	3		1
United States [Member] | Pension Plan [Member] | Government and Agency Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,316		1,060
United States [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	1,316		1,060
United States [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		94		92
Assets Measured at NAV	[3]	94		92
United States [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]			0
United States [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	1,197		1,093
Assets Measured at NAV	[3],[5]	1,197		1,093
United States [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[5]	0		0
United States [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[5]			0
United States [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[5]	0		0
United States [Member] | Pension Plan [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		215		235
United States [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	215		235
United States [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Other Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[7]	1,206		1,140
Assets Measured at NAV	[3],[7]	1,206		1,140
United States [Member] | Pension Plan [Member] | Other Commingled Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[7]	0		0
United States [Member] | Pension Plan [Member] | Other Commingled Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[7]	0		0
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[9]	8,863		7,683		7,959
Assets Measured at NAV	[3]	2,709		2,346
Foreign Plan [Member] | Pension Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	194		201
Foreign Plan [Member] | Pension Plan [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	5,073		4,558
Foreign Plan [Member] | Pension Plan [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	887		578
Foreign Plan [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		385		439
Foreign Plan [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	48		38
Foreign Plan [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	337		401
Foreign Plan [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		154		174
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,897		2,490
Assets Measured at NAV	[3]	1,303		1,224
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 1 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	146		163
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 1 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 2 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	8		11
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 2 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	1,594		1,265
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 3 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 3 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		588		489
Assets Measured at NAV	[3]	0		15
Foreign Plan [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	588		474
Foreign Plan [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Government and Agency Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[10]	716		853
Assets Measured at NAV	[3],[10]	0		67
Foreign Plan [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[10]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[10]	716		786
Foreign Plan [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[10]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,181		1,750
Assets Measured at NAV	[3]	841		576
Foreign Plan [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	1,340		1,174
Foreign Plan [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	42		32
Assets Measured at NAV	[3],[5]	35		32
Foreign Plan [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[5]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[5]	7		0
Foreign Plan [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[5]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[11]	496		272
Assets Measured at NAV	[3],[11]	1		1
Foreign Plan [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[11]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[11]	75		17
Foreign Plan [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		420	[4],[11]	254	[4],[11]	219
Foreign Plan [Member] | Pension Plan [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[7],[11]	1,404		1,185
Assets Measured at NAV	[3],[7],[11]	528		431
Foreign Plan [Member] | Pension Plan [Member] | Other [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[7],[11]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Other [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[7],[11]	408		430
Foreign Plan [Member] | Pension Plan [Member] | Other [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 468	[4],[7],[11]	$ 324	[4],[7],[11]	$ 398

[1]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.
[2]	The favorable change in the funded status of our postretirement plans was primarily due to a change to reimbursements of certain benefits provided under the plan, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2017.
[3]	Certain investments that are measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The NAV amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.
[4]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).
[5]	Primarily includes investments in private equity, private debt, public equity limited partnerships, and, to a lesser extent, real estate and venture capital.
[6]	Represents net reimbursements to our partners for selling, informational and administrative expenses incurred.
[7]	Primarily includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.
[8]	The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the actual return on assets, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2017.
[9]	The favorable change in the international plans’ funded status was primarily due to an increase in the actual return on plan assets, partially offset by plan losses related to a decrease in the discount rate and unfavorable currency movements.
[10]	Government and agency obligations are inclusive of repurchase agreements.
[11]	See below for a tabular analysis of the changes in Level 3 investments valued using significant unobservable inputs.